Debt and Banking Arrangements	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt and Banking Arrangements [Text Block]
Note 15 – Debt and Banking Arrangements
Long-Term Debt

	December 31,
	2019	2018
	(Millions)
Transco:
7.08% Debentures due 2026	$8	$8
7.25% Debentures due 2026	200	200
7.85% Notes due 2026	1,000	1,000
4% Notes due 2028	400	400
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
4.6% Notes due 2048	600	600
Other financing obligation - Atlantic Sunrise	857	807
Other financing obligation - Dalton	259	260
Northwest Pipeline:
7.125% Debentures due 2025	85	85
4% Notes due 2027	500	500
WMB:
4.125% Notes due 2020	600	600
5.25% Notes due 2020	1,500	1,500
4% Notes due 2021	500	500
7.875% Notes due 2021	371	371
3.35% Notes due 2022	750	750
3.6% Notes due 2022	1,250	1,250
3.7% Notes due 2023	850	850
4.5% Notes due 2023	600	600
4.3% Notes due 2024	1,000	1,000
4.55% Notes due 2024	1,250	1,250
3.9% Notes due 2025	750	750
4% Notes due 2025	750	750
3.75% Notes due 2027	1,450	1,450
7.5% Debentures due 2031	339	339
7.75% Notes due 2031	252	252
8.75% Notes due 2032	445	445
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	500
5.75% Notes due 2044	650	650
4.9% Notes due 2045	500	500
5.1% Notes due 2045	1,000	1,000
4.85% Notes due 2048	800	800
Various — 7.625% to 10.25% Notes and Debentures due 2019 to 2027	24	55
Credit facility loans	—	160
Debt issuance costs	(119)	(131)
Net unamortized debt premium (discount)	(58)	(62)
Total long-term debt, including current portion	22,288	22,414
Long-term debt due within one year	(2,140)	(47)
Long-term debt	$20,148	$22,367

Certain of our debt agreements contain covenants that restrict or limit, among other things, our ability to create liens supporting indebtedness, sell assets, and incur additional debt. Default of these agreements could also restrict our ability to make certain distributions or repurchase equity.
The following table presents aggregate minimum maturities of long-term debt and other financing obligations, excluding net unamortized debt premium (discount) and debt issuance costs, for each of the next five years:

December 31, 2019
(Millions)
2020	$2,141
2021	893
2022	2,025
2023	1,477
2024	2,279

Issuances and retirements
We retired $14 million of 8.75 percent senior unsecured notes that matured on January 15, 2020.
We retired $32 million of 7.625 percent senior unsecured notes that matured on July 15, 2019.
On August 24, 2018, Northwest Pipeline issued $250 million of 4 percent senior unsecured notes to investors in a private debt placement. The notes are an additional issuance of Northwest Pipeline’s existing 4 percent senior unsecured notes due 2027. In the fourth quarter of 2018, Northwest Pipeline filed a registration statement and completed an exchange of these notes for substantially identical new notes that are registered under the Securities Act of 1933, as amended.
Northwest Pipeline retired $250 million of 6.05 percent senior unsecured notes that matured on June 15, 2018.
On March 5, 2018, WPZ completed a public offering of $800 million of 4.85 percent senior unsecured notes due 2048. WPZ used the net proceeds for general partnership purposes, primarily the March 28, 2018 repayment of $750 million of 4.875 percent senior unsecured notes that were due in 2024.
On March 15, 2018, Transco issued $400 million of 4 percent senior unsecured notes due 2028 and $600 million of 4.6 percent senior unsecured notes due 2048 to investors in a private debt placement. Transco used the net proceeds to retire $250 million of 6.05 percent senior unsecured notes that matured on June 15, 2018, and for general corporate purposes, including the funding of capital expenditures. In the third quarter of 2018, Transco filed a registration statement and completed an exchange of these notes for substantially identical new notes that are registered under the Securities Act of 1933, as amended.
Other financing obligations
During the construction of the Atlantic Sunrise and Dalton projects, Transco received funding from its partners for their proportionate share of construction costs. Amounts received were recorded within noncurrent liabilities and the costs associated with construction were capitalized in our Consolidated Balance Sheet. Upon placing these projects into service Transco began utilizing the partners’ undivided interest in the assets, including the associated pipeline capacity, and reclassified the funding previously received from its partners from noncurrent liabilities to debt. The obligations, which mature in 2038 and 2052, respectively, require monthly interest and principal payments and both bear an interest rate of approximately 9 percent.
Credit Facilities

	December 31, 2019
	Stated Capacity	Outstanding
	(Millions)
Long-term credit facility (1)	$4,500	$—
Letters of credit under certain bilateral bank agreements		14
________________

(1)
In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.

Revolving credit facility
On July 13, 2018, we along with Transco and Northwest Pipeline, the lenders named therein, and an administrative agent entered into a credit agreement (Credit Agreement) with aggregate commitments available of $4.5 billion, with up to an additional $500 million increase in aggregate commitments available under certain circumstances. On August 10, 2018, following the completion of the WPZ Merger, the Credit Agreement became effective. The maturity date of the credit facility is August 10, 2023. However, the co-borrowers may request up to two extensions of the maturity date each for an additional one-year period to allow a maturity date as late as August 10, 2025, under certain circumstances. The Credit Agreement allows for swing line loans up to an aggregate of $200 million, subject to available capacity under the credit facility, and letters of credit commitments of $1 billion. Transco and Northwest Pipeline are each able to borrow up to $500 million under this credit facility to the extent not otherwise utilized by the other co-borrowers.
The Credit Agreement contains the following terms and conditions:

•
Various covenants may limit, among other things, a borrower’s and its material subsidiaries’ ability to grant certain liens supporting indebtedness, merge or consolidate, sell all or substantially all of its assets, make certain distributions during an event of default, and enter into certain restrictive agreements.

•
If an event of default with respect to a borrower occurs under the credit facility, the lenders will be able to terminate the commitments and accelerate the maturity of the loans and exercise other rights and remedies.

•
Other than swing line loans, each time funds are borrowed, the applicable borrower may choose from two methods of calculating interest: a fluctuating base rate equal to Citibank N.A.'s alternate base rate plus an applicable margin or a periodic fixed rate equal to the London Interbank Offered Rate plus an applicable margin. We are required to pay a commitment fee based on the unused portion of the credit facility. The applicable margin and the commitment fee are determined by reference to a pricing schedule based on the applicable borrower’s senior unsecured long-term debt ratings.

Significant financial covenants under the Credit Agreement require the ratio of debt to EBITDA (earnings before interest, taxes, depreciation, and amortization), each as defined in the credit facility, to be no greater than:

•	5.75 to 1 for each fiscal quarter end through June 30, 2019;

•	5.5 to 1 for the fiscal quarters ending September 30, 2019, and December 31, 2019;

•
5.0 to 1 for the fiscal quarter ending March 31, 2020, and each subsequent fiscal quarter end, except for the fiscal quarter and the two following fiscal quarters in which one or more acquisitions with a total aggregate purchase price of $25 million or more has been executed, in which case the ratio of debt to EBITDA is to be no greater than 5.5 to 1.

The ratio of debt to capitalization (defined as net worth plus debt) must be no greater than 65 percent for each of Transco and Northwest Pipeline.
At December 31, 2019, we are in compliance with these covenants.
Commercial Paper Program
On August 10, 2018, following the consummation of the WPZ Merger, we entered into a $4 billion commercial paper program. The maturities of the commercial paper notes vary but may not exceed 397 days from the date of issuance. The commercial paper notes are sold under customary terms in the commercial paper market and are issued at a discount from par, or, alternatively, are sold at par and bear varying interest rates on a fixed or floating basis. The net proceeds of issuances of the commercial paper notes are expected to be used to fund planned capital expenditures and for other general corporate purposes. At December 31, 2019 and 2018, no commercial paper was outstanding.
Cash Payments for Interest (Net of Amounts Capitalized)
Cash payments for interest (net of amounts capitalized) were $1.153 billion in 2019, $1.064 billion in 2018, and $1.110 billion in 2017.